April 11, 2001



Securities and Exchange Commission
450 Fifth St., N.W.
Washington, D.C.  20549

RE:   Fortis Growth Fund, Inc.
         File Nos. 2-14784 and 811-848

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of
1933, the above referenced investment company (the
"Company") certifies that:

(1) the form of the Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement of the Company (Fortis Growth Fund, Inc., Post-Effective
   Amendment No. 66, filed March 23, 2001, effective
   April 6, 2001); and

(2    the text of the most recent amendment to the
   registration statement has been filed
   electronically.

Sincerely,

/s/ Scott R. Plummer

Scott R. Plummer, Esq.